Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net interest income
Loans	1,210	1,190	1,232	2,400	2,445
Investment securities	13	12	26	25	47
Trading assets	3,705	2,425	4,418	6,130	7,084
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	705	671	786	1,376	1,558
Other	586	526	582	1,112	1,205
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Deposits	(258)	(259)	(353)	(517)	(741)
Short-term borrowings	(17)	(80)	(16)	(97)	(36)
Trading liabilities	(1,855)	(1,243)	(3,278)	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(397)	(336)	(527)	(733)	(897)
Long-term debt	(985)	(1,044)	(1,177)	(2,029)	(2,464)
Other	(66)	(55)	(79)	(121)	(151)
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498